Estimated Fair Values of Company's Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial assets
Cash and cash equivalents	$ 75,108	$ 15,681	$ 10,935
Held-to-maturity securities	2,768	4,450
Loans, net of allowance	293,774	281,526
Federal Home Loan Bank stock	4,810	4,810
Accrued interest receivable	1,076	1,410
Financial liabilities
Deposits	350,416	328,540
Short term borrowings	10,681	9,968
Federal Home Loan Bank advances	32,439	32,951
Subordinated debentures	4,000	4,000
Interest payable	193	234
Financial assets, Fair Value
Available-for-sale Securities, Approximate Fair Value	34,853	81,998
Held-to-maturity securities	2,840	4,597
Fair Value, Inputs, Level 1
Financial assets
Cash and cash equivalents	75,108	15,681
Held-to-maturity securities	0	0
Loans, net of allowance	0	0
Federal Home Loan Bank stock	0	0
Accrued interest receivable	0	0
Financial liabilities
Deposits	0	0
Short term borrowings	0	0
Federal Home Loan Bank advances	0	0
Subordinated debentures	0	0
Interest payable	0	0
Fair Value, Inputs, Level 2
Financial assets
Cash and cash equivalents	0	0
Held-to-maturity securities	2,840	4,597
Loans, net of allowance	0	0
Federal Home Loan Bank stock	4,810	4,810
Accrued interest receivable	1,076	1,410
Financial liabilities
Deposits	346,761	313,817
Short term borrowings	10,681	9,995
Federal Home Loan Bank advances	35,649	35,617
Subordinated debentures	3,712	3,632
Interest payable	193	234
Fair Value, Inputs, Level 3
Financial assets
Cash and cash equivalents	0	0
Held-to-maturity securities	0	0
Loans, net of allowance	295,134	283,055
Federal Home Loan Bank stock	0	0
Accrued interest receivable	0	0
Financial liabilities
Deposits	0	0
Short term borrowings	0	0
Federal Home Loan Bank advances	0	0
Subordinated debentures	0	0
Interest payable	$ 0	$ 0